Segment Financial Information - Segment Financial Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Segment Information [Line Items]
Depreciation and amortization									$ 130.0	$ 125.9	$ 120.9
Capital expenditures									45.3	51.8	42.5
Net sales	1,059.3	1,055.2	1,049.0	1,024.3	1,044.1	1,029.2	1,022.8	1,033.3	4,187.8	4,129.4	4,161.1
Operating income (loss)	64.5	62.4	63.6	63.5	57.7	59.7	63.7	70.9	254.0	252.0	265.9
Total assets	5,209.0				5,402.0				5,209.0	5,402.0
Interest Expense									191.8	201.8	202.4
Other Nonoperating Income Expense	(15.5)	(30.4)	(15.9)	23.0	(22.0)	(13.0)	43.0	(23.1)	(38.8)	(15.1)	21.8
Unamortized deferred financing costs associated with the non-extended term loans	0	0	0	(2.0)	(21.3)	(4.2)	0	0	(2.0)	(25.5)	0
Income (Loss) From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments	1.1	(15.8)	0.3	36.9	(32.6)	(12.5)	57.5	(0.5)	22.5	11.9	88.1
Americas
Business Segment Information [Line Items]
Depreciation and amortization									75.1	75.2	69.0
Capital expenditures									22.9	38.6	29.8
Net sales									2,352.7	2,400.9	2,418.5
Operating income (loss)									115.8	123.2	130.7
Total assets	2,874.9				2,997.2				2,874.9	2,997.2
EMEA-APAC
Business Segment Information [Line Items]
Depreciation and amortization									54.9	50.7	51.9
Capital expenditures									22.4	13.2	12.7
Net sales									1,835.1	1,728.5	1,742.6
Operating income (loss)									138.2	128.8	135.2
Total assets	$ 2,334.1				$ 2,404.8				$ 2,334.1	$ 2,404.8